Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Retained Earnings	Non-controlling Interest
Balance at beginning of the period at Dec. 31, 2013	$ 1,771,727	$ 80,580		$ 656,018	$ 200,000	$ (10,728)	$ 845,857
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(46,362)						(48,017)	$ 1,655
Dividends	(155,996)						(155,996)
Exercise of share options	1,338	185		1,153			0
Grant of share options	1,619			1,619
Net proceeds from issuance of shares	660,947	12,650		648,297
Other comprehensive income (loss)	4,149					4,149
Balance at end of the period at Dec. 31, 2014	2,237,422	93,415		1,307,087	200,000	(6,579)	641,844	1,655
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(151,988)						(171,146)	19,158
Dividends	(161,824)						(161,824)
Exercise of share options	225	132		93
Grant of share options	6,358			6,358
Forfeiture of share options	(2,521)			(2,521)
Cancellation of share options	786			786
Transfer of additional paid-in capital	1,579			6,003		(4,424)
Other comprehensive income (loss)	(1,589)					(1,589)
Treasury shares	(12,269)		$ (12,269)
Balance at end of the period at Dec. 31, 2015	1,916,179	93,547	(12,269)	1,317,806	200,000	(12,592)	308,874	20,813
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(160,780)						(186,531)	25,751
Dividends	(18,693)						(18,693)
Exercise of share options	1,435	59		1,376
Grant of share options	7,865			7,865
Net proceeds from issuance of shares	169,876	7,475		162,401
Forfeiture of share options	(892)			(892)
Other comprehensive income (loss)	3,050					3,050
Treasury shares	(8,214)		(8,214)
Balance at end of the period at Dec. 31, 2016	$ 1,909,826	$ 101,081	$ (20,483)	$ 1,488,556	$ 200,000	$ (9,542)	$ 103,650	$ 46,564